Share-based compensation	12 Months Ended
Dec. 31, 2025
Share based compensation [abstract]
Share-based compensation
16.	Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one Class B Subordinate Voting Share on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the year ended December 31, 2025, the Company granted a total of 155,692 (2024 – 54,308 and 2023 – 38,277) share options.

During the year ended December 31, 2025, an aggregate of Nil (2024 – 904 and 2023 – 4,637) share options expired.

During the year ended December 31, 2025, an aggregate of 37,192 (2024 – Nil and 2023 - 323) share options were exercised for total gross proceeds of $148,086. The total contributed surplus of $84,358 was transferred share capital.

During the year ended December 31, 2025, the Company cancelled an aggregate of Nil options (2024 – 48,804 and 2023 – Nil), which were previously granted to board members, advisory board members, employees, advisors and consultants of the Company.

The changes in the number of share options outstanding during the year ended December 31, 2025, are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	155,692	18.60
Exercised	(37,192)	5.53
Outstanding as at December 31, 2025	160,956	18.87
Exercisable as at December 31, 2025	160,956	18.87

The changes in the number of share options outstanding during the year ended December 31, 2024, are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Cancelled	(48,804)	95.68
Expired	(904)	352.83
Outstanding as at December 31, 2024	42,456	6.97
Exercisable as at December 31, 2024	34,123	7.30

The changes in the number of share options outstanding during the year ended December 31, 2023 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.47
Granted	38,277	99.05
Forfeited	(1,900)	135.64
Exercised	(323)	84.50
Expired	(4,637)	262.12
Outstanding as at December 31, 2023	37,856	101.59
Exercisable as at December 31, 2023	36,875	100.01

Measurement of fair values

The fair value of share options granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024	2023
Grant date share price	C$6.64 - C$22.75	C$5.20 - C$72.15	C$83.20 - $C161.20
Exercise price	C$6.60 - C$24.50	C$5.25 - C$97.50	C$84.50 - $C159.25
Expected dividend yield	—	—	—
Risk free interest rate	2.60% - 2.77%	2.91% - 4.20%	2.88% - 3.99%
Expected life	2-5 years	2.00 years	2.91 – 5.00 years
Expected volatility	119% -136%	66% - 103%	95% - 110%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at December 31, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.16	154.39	228
156.55	228	0.23	156.55	228
5.60	12,500	0.68	5.60	12,500
9.90	50,000	1.23	9.90	50,000
24.50	98,000	4.74	24.50	98,000
18.87	160,956	3.32	18.87	160,956

The following table is a summary of the Company’s share options outstanding as at December 31, 2024:

	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.16	154.39	228
156.55	228	1.23	156.55	228
5.60	12,500	1.68	5.60	4,167
5.25	29,500	1.74	5.25	29,500
6.97	42,456	1.72	7.30	34,123

The following table is a summary of the Company’s share options outstanding as at December 31, 2023:

	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	30,769	4.07	84.50	30,769
110.50	1,046	1.87	110.50	1,046
146.25	769	0.42	146.25	769
150.15	231	2.16	150.15	231
150.15	231	2.23	150.15	231
159.25	4,523	2.15	159.25	3,562
189.15	79	2.00	189.15	79
243.75	77	0.21	243.75	77
250.90	77	2.86	250.90	58
3,266.25	54	0.28	3,266.25	53
101.59	37,856	3.66	100.01	36,875

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the year ended December 31, 2025. As at December 31, 2025, there were no PSUs outstanding (December 31, 2024 – Nil and December 31, 2024 - Nil).

RSUs

On February 23, 2024, the Company granted 846 RSUs pursuant to the shares for debt transactions. The RSUs vested immediately upon grant and 846 Class B Subordinate Voting Shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the year ended December 31, 2025, the Company recognized $88,568 (2024 - $49,057) as share-based compensation expense and contributed surplus. On April 3, 2025, the total amount of 32,690 RSUs were exercised and converted into 32,690 Class B Subordinate Voting Shares.

On September 6, 2024, the Company granted 7,500 RSUs at a price of $4.13 per unit for a total value of $31,009 based on the Class B Subordinate Voting Share price at the date of issuance, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

On April 15, 2025, the Company granted 60,000 RSUs at a price of $6.30 per unit for a total value of $378,000, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and were exercised and converted into 60,000 Class B Subordinate Voting Shares for the same value during the year ended December 31, 2025.

On August 15, 2025, the Company granted a total of 1,600 RSUs to two individuals for 800 RSUs each, with the following vesting conditions:

First Vesting Tranche of 500 RSUs: i. The filing of an investigational new drug (“IND”) application with the U.S. FDA, or an equivalent regulatory filing in another country for the start of a clinical trial for Lucid-MS. This condition must be met within one year of the date of this resolution. If not achieved within one year, no RSUs vest under this tranche.

Second Vesting Tranche of 300 RSUs: i. Receipt of a no-objection letter or an equivalent regulatory approval from the U.S. FDA or other regulatory institution permitting the commencement of the clinical trial associated with the IND filing in the First Vesting Tranche.

During the year ended December 31, 2025, the Company recognized $13,581 as share-based compensation expense related to the portion vested using a price of $22.45 on the date of issuance.

On September 26, 2025, the Company granted 96,000 RSUs at a price of $16.32 per unit with a maturity of March 31, 2026. The Company recognized a value of $825,661 as share-based compensation expense related to the vested portion during the year ended December 31, 2025.

The change in the number of RSUs during the years ended December 31, 2025, and 2024 is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding as at December 31, 2025	97,600
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at December 31, 2024	32,690

The Company recognized share-based compensation as follows for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
	$	$	$
Share options (i)	1,639,691	72,149	1,951,757
RSUs	1,305,811	80,065	—
PSUs	—	—	458,253
Shares for services	—	—	36,000
Warrants for services	—	—	1,372,763
Other (ii)	—	—	16,702
	2,945,502	152,214	3,835,475

(i)	Includes $44,305 share-based compensation from Unbuzzd for the year ended December 31, 2025.

(ii)	Share-based compensation related to share options and restricted share units issued by Unbuzzd and convertible into common shares of Unbuzzd.